Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	PIEDMONT INVESTMENT TRUST
Central Index Key	0001311913
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Jul. 31, 2018
Prospectus Date	Jul. 31, 2018